SCHEDULE II—Valuation and Qualifying Accounts and Reserves (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, Beginning of Year	$ 21.5		$ 21.7		$ 18.2
Provision/(Benefit)	8.7		3.8		4.3
Write-offs	(3.0)	[1]	(4.0)	[1]	(0.8)	[1]
Balance, End of Year	27.2		21.5		21.7
Valuation Allowance of Deferred Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, Beginning of Year	92.6		76.3		37.1
Provision/(Benefit)	(8.1)		16.3		39.2
Write-offs	0	[1]	0	[1]	0	[1]
Balance, End of Year	$ 84.5		$ 92.6		$ 76.3

[1]	Write-offs are net of recoveries.